Income Taxes (Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%
Effective Income Tax Rate Reconciliation, Tax Exempt Income	6.90%	7.50%	6.20%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Share-based Compensation Cost	0.30%	0.50%	0.50%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Life Insurance	1.20%	1.20%	1.10%
Effective Income Tax Rate Reconciliation, Other Adjustments	0.30%	0.20%	(0.50%)
Effective Income Tax Rate, Continuing Operations, Total	26.50%	26.00%	26.70%